Commitments and Contingent Liabilities	6 Months Ended
Jun. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 5:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Charges:

As collateral for its liabilities, the Company has recorded floating charges on all of its assets, including the intellectual property and equipment, in favor of banks.

b.	Collateral:

The Company provided bank guarantees in the amount of $370 in favor of its lessor customs and customers.

c.	Royalties:

The Company has undertaken to pay royalties to the BIRD Foundation (“BIRD”), at the rate of 5% on sales proceeds of products developed with the participation of BIRD up to the amount received, linked to the U.S. dollar. The contingent obligation as of June 30, 2018 is $2,444. No royalties were accrued or paid during 2018 and 2017.

d.	Litigation:

1.	As of June 30, 2018, several claims were filed against the Company, mainly by customers. The claims are in an amount aggregating to approximately $18. The substance of the claims is the malfunction of the Company’s products, which occurred during the ordinary course of business. The Company is defending this litigation in court and has recorded a provision of $6.

2.	In August 2014, the Company’s subsidiary, Pointer Do Brasil Comercial Ltda. (“Pointer Brazil”) received a notification of lack of payments of $274 of value added tax (“VAT”) (Brazilian ICMS tax) plus $1,150 of interest and penalty totaling $1,424 of infraction. The Company is defending this litigation in court and recorded a provision of $78; the total timeframe of litigation is up to 14 years.

3.

In July 2015, the Company received a tax deficiency notice against Pointer Brazil, pursuant to which the Company or Pointer Brazil is required to pay an aggregate amount of approximately $13,978, as of June 30, 2018. The claim is based on the argument that the services provided by Pointer Brazil should be classified as “Telecommunication Services”, and therefore subject to the state VAT. On August 14, 2018 it was rendered a decision at the administrative level that was favorable  to Pointer Brazil in relation to the ICMS demanded, but adverse as regards the clerical obligation of keeping in good order a set of ICMS books and their respective tax receipts. The remaining claim after this administrative decision amounts to $158. Since the decision was supported by a legal quorum rather than unanimously decision, the state shall have the opportunity to appeal within 60 days from a court notification which is expected to be provided per the practical procedure. The Company, based on the opinion of its legal counsel, is of the opinion that no material costs will arise in respect to these claims and has not made any provision in light of rulings of competent courts in Brazil which have rejected similar claims.

e.	Commitments:

The Company and DBSI Investment Ltd. (“DBSI”), an equity owner in the Company (see Note 8), have a management services agreement pursuant to which DBSI shall provide management services in consideration of annual management fees of $180. The agreement was renewed for a period of three additional years commencing on August 1, 2017.

f.	Covenants:

a.	In respect of the bank loans provided to the Company for the purpose of funding the acquisition of Pointer Brazil and Cielo Brazil and in connection with the utilization of its credit facilities, the Company is required to meet certain financial covenants as follows:

1.	The ratio of the shareholders’ equity to the total consolidated assets will not be less than 20% and the shareholders equity will not be less than $20,000, starting December 31, 2007.

2.

The ratio of the Company and its subsidiaries’ debt (debt to banks, convertible debentures and loans from others that are not subordinated to the bank less cash) to the annual EBITDA will not exceed 4 in 2010 and thereafter.

3.	The ratio of the Company’s debt (debt to banks, convertible debentures and loans from others that are not subordinated to the bank less cash) to the annual EBITDA will not exceed 4.2 in 2013-2014, 3.5 in 2015, 3 in 2016 and 2.5 in 2017 and thereafter.

As of June 30, 2018, the Company is in compliance, and expects to remain in compliance for the remainder of 2018, with the financial covenants of its credit facilities.